STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         VISIONARY AND VISIONARY CHOICE

              Flexible Premium Deferred Variable Annuity Contracts
              ----------------------------------------------------

                                 Issued Through

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

                                   Offered by

                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                           Indianapolis, Indiana 46208

                         ------------------------------

                       IL ANNUITY VARIABLE ADMINISTRATION
                                  P.O. Box 6012
                        Indianapolis, Indiana 46206-6012
                        Phone: 1-888-232-6486 (toll-free)
                               Fax: 1-800-334-2023
          (Monday - Friday 8:00 a.m. - 4:00 p.m. Eastern Standard Time)

         This Statement of Additional ("SAI") Information expands upon subjects discussed in the current Prospectus for each of the Visionary and Visionary Choice flexible premium deferred variable annuity contracts (each, the "Contract") offered by IL Annuity and Insurance Company ("we", "us", "our", "IL Annuity"). We use terms in this Statement of Additional Information that are defined in the current prospectus for the Contract.

         You may obtain a copy of the prospectus for the Visionary and Visionary Choice Contract dated May 1, 2002 by calling 1-888-232-6486 (toll free) or by writing to IL Annuity Variable Administration at the address above.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ IT ALONG WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE UNDERLYING PORTFOLIOS.

         The date of this Statement of Additional Information is May 1, 2002.

                                                 TABLE OF CONTENTS
                                                                                                               Page
                                                                                                               ----

Additional Contract Provisions....................................................................................1
         The Contract.............................................................................................1
         Incontestability.........................................................................................1
         Incorrect Age or Sex.....................................................................................1
         Nonparticipation.........................................................................................1
         Options..................................................................................................2
         Tax Status of the Contracts..............................................................................2
Calculation of Variable Account and Adjusted Historic Portfolio Performance Data..................................3
         Money Market Variable Account Yields.....................................................................3
         Other Variable Account Yields............................................................................5
         Average Annual Total Returns for the Variable Accounts...................................................6
         Non-Standard Variable Account Total Returns..............................................................7
         Adjusted Historic Portfolio Performance Data.............................................................7
         Effect of the Contract Fee on Performance Data...........................................................7
         Other Information........................................................................................7
Historic Performance Data.........................................................................................8
         General Limitations......................................................................................8
         Variable Account Performance Figures.....................................................................8
         Adjusted Historic Portfolio Performance Figures.........................................................13
Net Investment Factor............................................................................................18
Variable Annuity Payments........................................................................................19
         Assumed Investment Rate.................................................................................19
         Amount of Variable Annuity Payments.....................................................................20
         Annuity Unit Value......................................................................................20
Illustration of Calculation of Annuity Unit Value................................................................21
Illustration of Variable Annuity Payments........................................................................21
Addition, Deletion or Substitution of Investments................................................................21
         Resolving Material Conflicts............................................................................22
Termination of Participation Agreements..........................................................................22
         The Alger American Fund.................................................................................22
         Fidelity Variable Insurance Products Fund and Fund II...................................................23
         First Eagle SoGen Variable Funds, Inc...................................................................23
         OCC Accumulation Trust..................................................................................24
         Royce Capital Fund......................................................................................25
         SAFECO Resource Series Trust............................................................................25
         T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price International Series, Inc.....................26
         Van Eck Worldwide Insurance Trust.......................................................................26
         Neuberger Berman Advisers Management Trust..............................................................27
         PIMCO Variable Insurance Trust..........................................................................27
Voting Rights....................................................................................................28
Safekeeping of Account Assets....................................................................................29
Service Fees.....................................................................................................29
Distribution of the Contracts....................................................................................29
Legal Matters....................................................................................................30
Experts..........................................................................................................30
Other Information................................................................................................30
Financial Statements.............................................................................................30

                         ADDITIONAL CONTRACT PROVISIONS


THE CONTRACT

         The entire contract is the Contract, the signed application, the data page, the endorsements, options and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless the application contains it.

         Any change in the Contract or waiver of its provisions must be in writing and signed by our President, a Vice President, Secretary or Assistant Secretary. No other person -- no agent or registered representative -- has authority to change or waive any provision of this Contract.

         Upon notice to you, we may modify the Contract if necessary to:

         o permit the Contract or the Separate Account to comply with any applicable law or regulation that a governmental agency issues; or
         o assure continued qualification of the Contract under the Internal Revenue Code ("Code") or other federal or state laws relating to retirement annuities or variable annuity contracts; or
         o effect a change in the operation of the Separate Account or to provide additional investment options.

         In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

         We will not contest the Contract after the Date of Issue.

INCORRECT AGE OR SEX

         We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the Annuity Start Date and the amount of the annuity payments by using the correct age and sex. If a misstatement of age or sex results in annuity payments that are too large, then we will charge the overpayments with compound interest against subsequent payments. If we have made payments that are too small, then we will pay the underpayments with compound interest upon receipt of notice of the underpayments. We will pay adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

         The Contract does not participate in our surplus earnings or profits.

OPTIONS

         Except in the limited circumstances described below, we will issue four options automatically upon the issuance of each Contract. These options provide for the waiver of the Withdrawal Charge in case of extended hospitalization, long term care, terminal illness, or the post secondary education of certain family members or the Annuitant, as provided in the option. There is no additional charge for the issuance of the options, which are available only at the issuance of the Contract. All options may not be available in all states.

TAX STATUS OF THE CONTRACTS

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the portfolio in which it invests, will satisfy these diversification requirements.

         Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the Separate Account assets supporting the Contract.

         Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract.

         Specifically, section 72(s) requires that (a) if any Owner dies on or after the Annuity Start Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Start Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. If there are joint owners, and one joint owner dies before the Annuity Start Date, then the surviving joint owner becomes the sole beneficiary, regardless of any other designations. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

         The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

         Other rules may apply to Qualified Contracts.

         CALCULATION OF VARIABLE ACCOUNT AND ADJUSTED HISTORIC PORTFOLIO
                                PERFORMANCE DATA

         We may advertise and disclose historic performance data for the Variable Accounts, including yields, standard annual total returns, and nonstandard measures of performance of the Variable Accounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET VARIABLE ACCOUNT YIELDS

         Advertisements and sales literature may quote the current annualized yield of the Money Market Variable Account for a seven-day period (which period will be stated in the advertisements or sales literature) in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market portfolio. Yield is an annualized figure, which means that it is assumed that the Money Market portfolio generates the same level of net income over a 52-week period.

         We compute this current annualized yield in the manner requested by the SEC by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical Variable Account under a Contract having a balance of one unit of the Money Market Variable Account at the beginning of the period. We divide that net change in Variable Account value by the value of the hypothetical Variable Account at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market Portfolio in which the hypothetical Variable Account invests; and (ii) charges and deductions imposed under the Contract.

         These charges and deductions include the per unit charges for the annualized Contract Fee, the mortality and expense risk charge and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit Contract Fee based on the $30 annualized Contract Fee that we deduct in four equal payments at the end of each Contract Quarter.

         We calculate the current yield by the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:
         NCS        =    the net change in the value of the Money Market
                         Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical
                         Variable Account having a balance of one Variable
                         Account unit.

         ES         =    per unit charges deducted from the hypothetical
                         Variable Account for the seven-day period.

         UV         =    the unit value for the first day of the seven-day
                         period.

         We may also disclose the effective yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

         We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

         Where:
         NCS        =    the net change in the value of the Money Market
                         Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical
                         Variable Account having a balance of one Variable
                         Account unit.

         ES         =    per unit charges deducted from the hypothetical
                         Variable Account for the seven-day period.

         UV         =    the unit value for the first day of the seven-day
                         period.

         The Money Market Variable Account's yield is lower than the Money Market Portfolio's yield because of the Contract charges and deductions that are deducted at the Variable Account level.

         The current and effective yields on amounts held in the Money Market Variable Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Variable Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market Variable Account for periods other than a seven-day period.

         Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options. No Withdrawal Charge applies to Contract Value in excess of aggregate Premium Payments.

         Based on the method of calculation described above, for the period ended December 31, 2001, the current yield and the effective yield for the Money Market Variable Account were as follows:

         Current yield:            0.67%
         Effective yield:          0.67%

OTHER VARIABLE ACCOUNT YIELDS

         Sales literature or advertisements may quote the current annualized yield of one or more of the Variable Accounts (other than the Money Market Variable Account) under the Contract for 30-day or one-month periods. The annualized yield of a Variable Account refers to net income that the Variable Account generates during a 30-day or one-month period and it assumes the same level of net income is generated over a 12-month period.

         We compute the annualized 30-day yield by:

                  1. Subtracting the Variable Account expenses for the period from the net investment income of the portfolio attributable to the Variable Account units;
                  2. Dividing 1. by the maximum offering price per unit on the last day of the period;
                  3. Multiplying 2. by the daily average number of units outstanding for the period;
                  4.     compounding that yield for a six-month period; and
                  5.     multiplying the result in 4. by 2.

         Expenses of the Variable Account include the annualized Contract Fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes that we deduct a Contract Fee of $30 per year per Contract at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we use an average Contract Fee based on the average Contract Value in the Variable Account to determine the amount of the charge attributable to the Variable Account for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

         Yield      =    2 X (((NI - ES)/(U X UV)) + 1)(6) - 1)

         Where:
         NI         =    net income of the portfolio for the 30-day or one-month
                         period attributable to the
                         Variable Account's units.

         ES         =    charges deducted from the Variable Account for the
                         30-day or one-month period.

         U          =    the average number of units outstanding.

         UV         =    the unit value at the close (highest) of the last day
                         in the 30-day or one-month period.

         The yield for the Variable Account is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

         The yield on the amounts held in the Variable Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding Variable Account's actual yield.

         Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options.

AVERAGE ANNUAL TOTAL RETURNS FOR THE VARIABLE ACCOUNTS

         Sales literature or advertisements may quote average annual total returns for one or more of the Variable Accounts for various periods of time, calculated in a manner prescribed by the SEC. If we advertise total return for the Money Market Variable Account, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

         When a Variable Account has been in operation for 1, 5, and 10 years (or for a period covering the time the underlying portfolio has been available in the Separate Account), we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

         Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         We calculate the standard average annual total returns using Variable Account unit values that we calculate on each valuation day based on the performance of the Variable Account's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annualized Contract Fee. The calculation assumes that we deduct a Contract Fee of $7.50 per quarter per Contract at the end of each Contract quarter. For purposes of calculating average annual total return, we use an average per-dollar per-day Contract Fee attributable to the hypothetical Variable Account for the period. The calculation also assumes total withdrawal of the Contract at the end of the period for the return quotation and will take into account the Withdrawal Charge applicable to the Contract that we assess on certain withdrawals of Contract Value.

We calculate the standard total return by the following formula:

         TR         =    ((ERV/P)(1/N)) - 1

         Where:
         TR         =    the average annual total return net of Variable Account
                         recurring charges.

         ERV        =    the ending redeemable value (net of any applicable
                         Withdrawal Charge) of the hypothetical Variable Account at the end of the period.

         P          =    a hypothetical initial payment of $1,000.

         N          =    the number of years in the period.

NON-STANDARD VARIABLE ACCOUNT TOTAL RETURNS

         Sales literature or advertisements may quote average annual total returns for the Variable Accounts that do not reflect any Withdrawal Charges or Contract Fee. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical Variable Account for the period with an ending value for the period that does not take into account any Withdrawal Charges or Contract Fees.

         We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

         CTR        =    (ERV/P) - 1

         Where:
         CTR        =    the cumulative total return net of Variable Account
                         recurring charges for the period.

         ERV        =    the ending redeemable value of the hypothetical
                         investment at the end of the period.

         P          =    a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

         Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic Portfolio performance may include data that precedes the inception dates of the Variable Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

         We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE CONTRACT FEE ON PERFORMANCE DATA

         The Contract provides for the deduction of a $7.50 Contract Fee at the end of each Contract Quarter from the Fixed and Variable Accounts. We base it on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the Contract Fee in yield and total return quotations, we convert the Contract Fee into a per-dollar per-day charge based on the average Contract Value in the Separate Account of all Contracts on the last day of the period for which quotations are provided. Then, we adjust the per-dollar per-day average charge to reflect the basis upon which we calculate the particular quotation.

OTHER INFORMATION

         The following is a partial list of those publications that the Funds' advertising shareholder materials may cite as containing articles describing investment results or other data relative to one or more of the Variable Accounts. They may cite other publications.

         Broker World                                 Financial World

         Across the Board                             Advertising Age
         American Banker                              Barron's
         Best's Review                                Business Insurance
         Business Month                               Business Week
         Changing Times                               Consumer Reports
         Economist                                    Financial Planning
         Forbes                                       Fortune
         Inc.                                         Institutional Investor
         Insurance Forum                              Insurance Sales
         Insurance Week                               Journal of Accountancy
         Journal of the American Society of           Journal of Commerce
            CLU & ChFC
         Life Insurance Selling                       Life Association News
         MarketFacts                                  Manager's Magazine
         National Underwriter                         Money
         Morningstar, Inc.                            Nation's Business
         New Choices (formerly 50 Plus)               New York Times
         Pension World                                Pensions & Investments
         Rough Notes                                  Round the Table
         U.S. Banker                                  VARDs
         Wall Street Journal                          Working Woman

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

         The figures below represent the past performance of the Variable Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

         The Funds have provided the Portfolios' performance data. We derive the Variable Account performance data from the data that the Funds provide. None of the Funds are affiliated with IL Annuity. In preparing the tables below, IL Annuity relied on the Funds' data. While IL Annuity has no reason to doubt the accuracy of the figures provided by the Funds, IL Annuity has not verified those figures.

VARIABLE ACCOUNT PERFORMANCE FIGURES

         The following charts show the historic performance data for the Variable Accounts since each Variable Account's commencement of operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

         Table 1: Standard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================
                         Table 1: Standard Average Total Return for the Variable Accounts
===================================================================================================================
             Variable Account                For the 1-year    For the 3-year    For the 5-year   For the period
 (Date Variable Account operations began)     period ended      period ended      period ended    from beginning
                                                12/31/01          12/31/01          12/31/01        of Variable
                                                                                                      Account
                                                                                                   operations to
                                                                                                     12/31/01
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                   -14.35%             6.79%            12.53%           11.60%
     Small Capitalization (11/6/95)            -35.43%           -12.86%            -3.72%           -3.03%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                   -12.11%            -2.81%             4.58%            6.80%
     Contrafund(R)(11/6/95)                    -19.59%            -2.95%             7.82%            9.89%
     Equity Income (11/6/95)                   -12.91%            -0.57%             6.75%            8.79%
     Growth (11/6/95)                          -24.55%            -3.28%             9.06%            8.91%
     Index 500 (11/6/95)                       -19.46%            -4.82%             7.72%           10.75%
     Investment Grade Bond (11/6/95)            -0.12%             2.36%             4.51%            4.50%
     Money Market (11/6/95)*                    -4.40%             1.45%             2.57%            3.00%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)        -1.12%            14.44%             N/A              8.59%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                   -30.97%              N/A              N/A            -29.99%
     Socially Responsive (5/1/00)              -11.64%              N/A              N/A             -0.94%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                         -12.86%            -0.57%             4.80%            8.10%
     Small Cap (11/6/95)                        -0.25%            11.80%             8.66%           10.64%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield (formerly High Yield Bond)      -6.14%              N/A              N/A             -3.81%
         (5/1/00)
     Real Return (formerly Real Return)          1.05%              N/A              N/A              6.96%
         Bond (5/1/00)
     StocksPLUS Growth and Income (5/1/00)     -18.85%              N/A              N/A            -10.96%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                   20.83%            22.01%             N/A             17.85%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                           -16.97%            -7.45%             N/A              0.51%
     Growth (9/1/97)                            10.41%             1.97%             N/A              4.03%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                -0.10%             2.37%             4.57%            3.72%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)             -28.73%            -8.52%            -2.35%            0.84%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)           -17.94%             2.77%            -6.52%           -1.90%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

         Table 2: Nonstandard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of an administrative expenses charge at an annual rate of 0.15%.

         These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===================================================================================================================
                       Table 2: Nonstandard Average Total Return for the Variable Accounts
===================================================================================================================
             Variable Account                For the 1-year    For the 3-year    For the 5-year   For the period
 (Date Variable Account operations began)     period ended      period ended      period ended    from beginning
                                                12/31/01          12/31/01          12/31/01        of Variable
                                                                                                      Account
                                                                                                   operations to
                                                                                                     12/31/01
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                    -7.82%             8.87%            13.47%           12.22%
     Small Capitalization (11/6/95)            -30.49%           -10.96%            -2.45%           -2.07%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                    -5.42%            -0.61%             5.80%            7.56%
     Contrafund(R)(11/6/95)                    -13.46%            -0.79%             8.91%           10.56%
     Equity Income (11/6/95)                    -6.28%             1.67%             7.88%            9.49%
     Growth (11/6/95)                          -18.79%            -1.14%            10.11%            9.61%
     Index 500 (11/6/95)                       -13.32%            -2.69%             8.82%           11.39%
     Investment Grade Bond (11/6/95)             6.96%             4.61%             5.74%            5.34%
     Money Market (11/6/95)*                     2.67%             3.74%             3.88%            3.89%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)         5.96%            16.27%             N/A              9.87%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                   -25.70%              N/A              N/A            -27.46%
     Socially Responsive (5/1/00)               -4.92%              N/A              N/A              2.68%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                          -6.23%             1.67%             6.01%            8.82%
     Small Cap (11/6/95)                         6.82%            13.72%             9.72%           11.29%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield (High Yield Bond) (5/1/00)       0.93%              N/A              N/A             -0.29%
     Real Return (Real Return Bond) (5/1/00)     8.13%              N/A              N/A             10.56%
     StocksPLUS Growth and Income (5/1/00)     -12.67%              N/A              N/A             -7.72%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                   27.91%            23.63%             N/A             18.84%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                           -10.64%            -5.37%             N/A              2.10%
     Growth (9/1/97)                            17.49%             4.24%             N/A              5.49%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                 6.97%             4.62%             5.79%            4.58%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)             -23.30%            -6.51%            -1.04%            1.83%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)           -11.69%             5.01%            -5.24%           -0.93%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

         Table 3: Standard cumulative total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an annual administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================
                       Table 3: Standard Cumulative Total Returns for the Variable Accounts
===================================================================================================================
             Variable Account                For the 1-year    For the 3-year    For the 5-year   For the period
 (Date Variable Account operations began)     period ended      period ended      period ended    from beginning
                                                12/31/01          12/31/01          12/31/01        of Variable
                                                                                                      Account
                                                                                                   operations to
                                                                                                     12/31/01
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                   -14.35%            21.79%            80.45%           96.49%
     Small Capitalization (11/6/95)            -35.43%           -33.82%           -17.29%          -17.25%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                   -12.11%            -8.18%            25.07%           49.94%
     Contrafund(R)(11/6/95)                    -19.59%            -8.60%            45.71%           78.71%
     Equity Income (11/6/95)                   -12.91%            -1.71%            38.64%           68.02%
     Growth (11/6/95)                          -24.55%            -9.51%            54.31%           69.16%
     Index 500 (11/6/95)                       -19.46%           -13.77%            45.05%           87.48%
     Investment Grade Bond (11/6/95)            -0.12%             7.24%            24.70%           31.15%
     Money Market (11/6/95)*                    -4.40%             4.42%            13.55%           19.94%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)        -1.12%            49.89%              N/A            43.02%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                   -30.97%               N/A              N/A           -48.28%
     Socially Responsive (5/1/00)              -11.64%               N/A              N/A            -1.73%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                         -12.86%            -1.70%            26.41%           61.54%
     Small Cap (11/6/95)                        -0.25%            39.76%            51.50%           86.39%
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield (formerly High Yield Bond)      -6.14%               N/A              N/A            -6.92%
         (5/1/00)
     Real Return (formerly High Yield            1.05%               N/A              N/A            13.25%
         Bond) (5/1/00)
     StocksPLUS Growth and Income (5/1/00)     -18.85%               N/A              N/A           -19.31%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                   20.83%            81.63%              N/A           104.02%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                           -16.97%           -20.72%              N/A             2.23%
     Growth (9/1/97)                            10.41%             6.02%              N/A            18.71%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                -0.10%             7.28%            25.01%           25.18%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)             -28.73%           -23.45%           -11.20%            5.31%
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
                       Table 3: Standard Cumulative Total Returns for the Variable Accounts
===================================================================================================================
             Variable Account                For the 1-year    For the 3-year    For the 5-year   For the period
 (Date Variable Account operations began)     period ended      period ended      period ended    from beginning
                                                12/31/01          12/31/01          12/31/01        of Variable
                                                                                                      Account
                                                                                                   operations to
                                                                                                     12/31/01
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)           -17.94%             8.53%           -28.61%          -11.12%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

         Table 4: Nonstandard cumulative total returns for each Variable Account for the periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of the annual administrative expenses charge at an annual rate of 0.15%.

         These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===================================================================================================================
                     Table 4: Nonstandard Cumulative Total Returns for the Variable Accounts
===================================================================================================================
             Variable Account                For the 1-year    For the 3-year    For the 5-year   For the period
 (Date Variable Account operations began)     period ended      period ended      period ended    from beginning
                                                12/31/01          12/31/01          12/31/01        of Variable
                                                                                                      Account
                                                                                                   operations to
                                                                                                     12/31/01
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
     MidCap Growth (11/6/95)                    -7.82%            29.05%            88.08%          103.35%
     Small Capitalization (11/6/95)            -30.49%           -29.42%           -11.66%          -12.06%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------
     Asset Manager (11/6/95)                    -5.42%            -1.83%            32.54%           56.62%
     Contrafund(R)(11/6/95)                    -13.46%            -2.35%            53.24%           85.50%
     Equity Income (11/6/95)                    -6.28%             5.08%            46.14%           74.76%
     Growth (11/6/95)                          -18.79%            -3.37%            61.87%           75.92%
     Index 500 (11/6/95)                       -13.32%            -7.86%            52.58%           94.30%
     Investment Grade Bond (11/6/95)             6.96%            14.49%            32.17%           37.75%
     Money Market (11/6/95)*                     2.67%            11.66%            20.98%           26.50%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
     First Eagle SoGen Overseas (9/1/97)         5.96%            57.20%              N/A            50.47%
-------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
     Mid-Cap Growth (5/1/00)                   -25.70%               N/A              N/A           -44.77%
     Socially Responsive (5/1/00)               -4.92%               N/A              N/A             5.02%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
     Managed (11/6/95)                          -6.23%             5.08%            33.88%           68.25%
     Small Cap (11/6/95)                         6.82%            47.05%            59.05%           93.21%
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
                     Table 4: Nonstandard Cumulative Total Returns for the Variable Accounts
===================================================================================================================
             Variable Account                For the 1-year    For the 3-year    For the 5-year   For the period
 (Date Variable Account operations began)     period ended      period ended      period ended    from beginning
                                                12/31/01          12/31/01          12/31/01        of Variable
                                                                                                      Account
                                                                                                   operations to
                                                                                                     12/31/01
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
-------------------------------------------------------------------------------------------------------------------
     High Yield (High Yield Bond) (5/1/00)       0.93%               N/A              N/A            -0.54%
     Real Return (Real Return Bond) (5/1/00)     8.13%               N/A              N/A            20.40%
     StocksPLUS Growth and Income (5/1/00)     -12.67%               N/A              N/A           -13.81%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
     Royce Micro-Cap (9/1/97)                   27.91%            88.97%              N/A           111.61%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Equity (9/1/97)                           -10.64%           -15.26%              N/A             9.46%
     Growth (9/1/97)                            17.49%            13.27%              N/A            26.11%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     Limited-Term Bond (11/6/95)                 6.97%            14.52%            32.48%           31.76%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
     International Stock (11/6/95)             -23.30%           -18.28%            -5.08%           11.82%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets (11/6/95)           -11.69%            15.78%           -23.58%           -5.57%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE FIGURES

         The following tables show adjusted historic performance data for the Portfolios, including for periods before the Variable Accounts began operations. It is based on the performance of each Portfolio since its operations began, adjusted to deduct some or all of the charges we currently assess under the Contracts. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

         Table 5: Adjusted historic average annual total returns for periods since the inception of each Portfolio (assumes the Contract is surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of the administration charge of $7.50 adjusted for average account size; and the deduction of the applicable contingent deferred sales load for the Visionary contract and the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.

====================================================================================================================
     Table 5: Adjusted Historic Average Total Returns for the Portfolios (Assumes the Contract is Surrendered)
====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/01     12/31/01      12/31/01      12/31/01        to 12/31/01
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                   -14.35%        6.79%       12.53%         N/A             16.98%
   Small Capitalization (9/20/88)           -35.43%      -12.86%       -3.72%         3.25%           10.06%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                   -12.11%       -2.81%        4.58%         7.65%            8.47%
   Contrafund(R)(1/3/95)                    -19.59%       -2.95%        7.82%         N/A             13.66%
   Equity Income (10/9/86)                  -12.91%       -0.57%        6.75%        11.94%           10.39%
   Growth (10/9/86)                         -24.55%       -3.28%        9.06%        11.74%           12.13%
   Index 500 (8/27/92)                      -19.46%       -4.82%        7.72%         N/A             11.77%
   Investment Grade Bond (12/5/88)           -0.12%        2.36%        4.51%         5.36%            6.26%
   Money Market (4/2/82)*                    -4.40%        1.45%        2.57%         3.38%            4.81%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)       -1.12%       14.44%        N/A           N/A              8.35%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 -30.97%       -1.21%        N/A           N/A             11.56%
   Socially Responsive (2/18/99)            -11.64%        N/A          N/A           N/A             -0.58%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                        -12.86%       -0.57%        4.80%        11.50%            13.55%
   Small Cap (8/31/88)                       -0.25%       11.80%        8.66%        11.24%            11.74%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
--------------------------------------------------------------------------------------------------------------------
   High Yield (formerly High Yield Bond      -6.14%       -2.16%        N/A           N/A              -1.56%
       ) (4/30/98)
   Real Return (formerly Real Return          1.05%        N/A          N/A           N/A               5.97%
       Bond) (9/30/99)
   StocksPLUS Growth and Income             -18.85%       -4.84%        N/A           N/A               2.59%
       (12/31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)                20.83%       22.01%       17.50%         N/A              17.48%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                         -16.97%       -7.45%        3.88%        11.13%             9.71%
   Growth (12/31/92)                         10.41%        1.97%        9.08%         N/A              17.69%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)               -0.10%        2.37%        4.57%         N/A               4.34%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            -28.73%       -8.52%       -2.35%         N/A               1.68%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          -17.94%        2.77%       -6.52%         3.38%             1.64%
====================================================================================================================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

         Table 6: Adjusted historic average annual total returns for periods since the inception of each Portfolio (assumes the Contract is not surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the annual administrative expenses charge at the annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

         These figures do not reflect the quarterly deduction of the administration charge and any applicable contingent deferred sales load which, if deducted, would reduce performance.

====================================================================================================================
   Table 6: Adjusted Historic Average Total Returns for the Portfolios (Assumes the Contract is Not Surrendered)
                                                                                                ---
====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/01     12/31/01      12/31/01      12/31/01        to 12/31/01
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                    -7.82%        8.87%       13.47%         N/A              17.13%
   Small Capitalization (9/20/88)           -30.49%      -10.96%       -2.45%         3.32%            10.14%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                    -5.42%       -0.61%        5.80%         7.72%             8.55%
   Contrafund(R)(1/3/95)                    -13.46%       -0.79%        8.91%         N/A              14.13%
   Equity Income (10/9/86)                   -6.28%        1.67%        7.88%        12.02%            10.46%
   Growth (10/9/86)                         -18.79%       -1.14%       10.11%        11.81%            12.21%
   Index 500 (8/27/92)                      -13.32%       -2.69%        8.82%         N/A              11.84%
   Investment Grade Bond (12/5/88)            6.96%        4.61%        5.74%         5.43%             6.33%
   Money Market (4/2/82)*                     2.67%        3.74%        3.88%         3.45%             4.88%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)        5.96%       16.27%        N/A           N/A               9.45%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 -25.70%        0.95%        N/A           N/A              12.81%
   Socially Responsive (2/18/99)             -4.92%        N/A          N/A           N/A               1.77%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                         -6.23%        1.67%        6.01%        11.58%            13.63%
   Small Cap (8/31/88)                        6.82%       13.72%        9.72%        11.32%            11.81%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
--------------------------------------------------------------------------------------------------------------------
   High Yield (formerly High Yield            0.93%        0.06%        N/A           N/A               0.28%
       Bond) (4/30/98)
   Real Return (formerly Real Return          8.13%        N/A          N/A           N/A               8.88%
       Bond) (9/30/99)
   StocksPLUS Growth and Income             -12.67%       -2.71%        N/A           N/A               4.25%
       (12//31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)                27.91%       23.63%       18.30%         N/A              18.28%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                         -10.64%       -5.37%        5.13%        11.20%             9.78%
   Growth (12/31/92)                         17.49%        4.24%       10.13%         N/A              17.77%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)                6.97%        4.62%        5.79%         N/A               4.80%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            -23.30%      -6.51%        -1.04%         N/A               2.21%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          -11.69%        5.01%       -5.24%         3.45%             1.72%
====================================================================================================================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

         Table 7: Adjusted historic cumulative total returns for periods since the inception of each Portfolio (assumes the Contract is surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the applicable contingent deferred sales load for the Visionary contract and for the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.

====================================================================================================================
   Table 7: Adjusted Historic Cumulative Total Returns for the Portfolios (Assumes the Contract Is Surrendered)
====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/01     12/31/01      12/31/01      12/31/01        to 12/31/01
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                   -14.35%       21.79%       80.45%         N/A             289.51%
   Small Capitalization (9/20/88)           -35.43%      -33.82%      -17.29%        37.66%           257.46%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                   -12.11%       -8.18%       25.07%       108.91%           172.46%
   Contrafund(R)(1/3/95)                    -19.59%       -8.60%       45.71%         N/A             144.98%
   Equity Income (10/9/86)                  -12.91%       -1.71%       38.64%       209.05%           350.84%
   Growth (10/9/86)                         -24.55%       -9.51%       54.31%       203.38%           472.69%
   Index 500 (8/27/92)                      -19.46%      -13.77%       45.05%         N/A             182.99%
   Investment Grade Bond (12/5/88)           -0.12%        7.24%       24.70%        68.53%           121.24%
   Money Market (4/2/82)*                    -4.40%        4.42%       13.55%        39.38%           152.99%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)       -1.12%       49.89%        N/A           N/A              48.24%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 -30.97%       -3.58%        N/A           N/A              57.67%
   Socially Responsive (2/18/99)            -11.64%        N/A          N/A           N/A              -1.66%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                        -12.86%       -1.70%       26.41%       197.02%           445.03%
   Small Cap (8/31/88)                       -0.25%       39.76%       51.50%       190.26%           339.64%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
--------------------------------------------------------------------------------------------------------------------
   High Yield (formerly High Yield           -6.14%       -6.34%        N/A           N/A              -5.61%
       Bond) (4/30/98)
   Real Return (formerly Real Return          1.05%        N/A          N/A           N/A              13.97%
       Bond) (9/30/99)
   StocksPLUS Growth and Income             -18.85%      -13.82%        N/A           N/A              10.79%
       (12/31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)                20.83%       81.63%      123.96%         N/A             124.31%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                         -16.97%      -20.72%       20.94%       187.19%           307.46%
   Growth (12/31/92)                         10.41%        6.02%       54.45%         N/A             333.65%
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
   Table 7: Adjusted Historic Cumulative Total Returns for the Portfolios (Assumes the Contract Is Surrendered)
====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/01     12/31/01      12/31/01      12/31/01        to 12/31/01
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)               -0.10%        7.28%       25.01%         N/A              38.32%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            -28.73%      -23.45%      -11.20%         N/A              13.80%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          -17.94%        8.53%      -28.61%        39.38%            22.27%
====================================================================================================================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

         Table 8: Adjusted historic cumulative total returns for periods since the inception of each Portfolio (assumes the Contract is not surrendered) are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

         These figures do not reflect the quarterly deduction of the administration charge and the applicable contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

====================================================================================================================
 Table 8: Adjusted Historic Cumulative Total Returns for the Portfolios (Assumes the Contract Is Not Surrendered)
                                                                                                 ---
====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/01     12/31/01      12/31/01      12/31/01        to 12/31/01
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                    -7.82%       29.05%       88.08%         N/A             293.69%
   Small Capitalization (9/20/88)           -30.49%      -29.42%      -11.66%        38.67%           260.71%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUNDS (INITIAL CLASS)
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                    -5.42%       -1.83%       32.54%       110.37%           174.78%
   Contrafund(R)(1/3/95)                    -13.46%       -2.35%       53.24%         N/A             152.13%
   Equity Income (10/9/86)                   -6.28%        5.08%       46.14%       211.12%           355.53%
   Growth (10/9/86)                         -18.79%       -3.37%       61.87%       205.42%           478.55%
   Index 500 (8/27/92)                      -13.32%       -7.86%       52.58%         N/A             184.77%
   Investment Grade Bond (12/5/88)            6.96%       14.49%       32.17%        69.73%           123.28%
   Money Market (4/2/82)*                     2.67%       11.66%       20.98%        40.40%           156.58%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)        5.96%       57.20%        N/A           N/A              55.76%
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
 Table 8: Adjusted Historic Cumulative Total Returns for the Portfolios (Assumes the Contract Is Not Surrendered)
                                                                                                 ---
====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/01     12/31/01      12/31/01      12/31/01        to 12/31/01
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 -25.70%        2.87%        N/A           N/A              65.13%
   Socially Responsive (2/18/99)             -4.92%        N/A          N/A           N/A               5.15%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                         -6.23%        5.08%       33.88%       199.02%           449.85%
   Small Cap (8/31/88)                        6.82%       47.05%       59.05%       192.22%           343.58%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
--------------------------------------------------------------------------------------------------------------------
   High Yield (formerly High Yield            0.93%        0.19%        N/A           N/A               1.02%
       Bond) (4/30/98)
   Real Return (formerly Real Return          8.13%        N/A          N/A           N/A              21.16%
       Bond) (9/30/99)
   StocksPLUS Growth and Income             -12.67%       -7.91%        N/A           N/A              18.13%
       (12/31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)                27.91%       88.97%      131.69%         N/A             132.04%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                         -10.64%      -15.26%       28.40%       189.13%           311.69%
   Growth (12/31/92)                         17.49%       13.27%       62.00%         N/A             336.14%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)                6.97%       14.52%       32.48%         N/A              43.10%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            -23.30%      -18.28%       -5.08%         N/A              18.47%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          -11.69%       15.78%      -23.58%         40.40%           23.39%
====================================================================================================================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

                              NET INVESTMENT FACTOR

         The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Business Day to the next. Each Variable Account has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account equals 1 plus the fraction obtained by dividing (a) by (b) where:

         (a)      is the net result of:

                  1. the investment income, dividends, or income distributions (if the ex-dividend date occurred during the current valuation period), and capital gains, realized or unrealized, of the underlying portfolio credited at the end of the current Business Day; plus

                  2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; minus

                  3. the capital losses, realized or unrealized, charged by the underlying portfolio at the end of the current Business Day, minus

                  4. any amount charged for taxes or any amount set aside during the Business Day as a reserve for taxes attributable to the operation or maintenance of the Variable Account; minus

                  5. the amount charged that Business Day for daily Separate Account charges; and

         (b) is the value of the assets in the Variable Account at the end of the preceding Business Day, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Business Day.

                            VARIABLE ANNUITY PAYMENTS

         We determine the dollar amount of the first variable annuity payment in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a variable payout plan, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming the fixed payment is based on the minimum guaranteed 3.0% interest rate) will be the same. Later variable annuity payments, however, will vary to reflect the net investment performance of the Variable Account(s) that you or the Annuitant select.

         Annuity units measure the net investment performance of a Variable Account for purposes of determining the amount of variable annuity payments. On the Annuity Start Date, we use the adjusted Contract Value for each Variable Account to purchase annuity units at the annuity unit value for that Variable Account. The number of annuity units in each Variable Account then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes each Business Day in substantially the same way as does the value of an accumulation unit of a Variable Account.

         We determine the dollar value of each variable annuity payment after the first by multiplying the number of annuity units of a particular Variable Account by the annuity unit value for that Variable Account on the Business Day immediately preceding the date of each payment. If the net investment return of the Variable Account for a payment period equals the pro-rated portion of the 3.0% annual assumed investment rate, then the variable annuity payment for that Variable Account for that period will equal the payment for the prior period. If the net investment return exceeds an annualized rate of 3.0% for a payment period, then the payment for that period will be greater than the payment for the prior period. Similarly, if the return for a period falls short of an annualized rate of 3.0%, then the payment for that period will be less than the payment for the prior period.

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.0% per year. Under the Contract, the you may choose an assumed interest rate of 3.0%, 4.0% or 5.0% at the time you select a variable payout plan. We use the assumed investment rate to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR ANY VARIABLE ACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

         The amount of the first variable annuity payment to a payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Start Date, the annuity payout plan option selected, and the Annuitant's age and sex (if applicable). The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.0% per year.

         The portion of the first monthly variable annuity payment derived from a Variable Account is divided by the annuity unit value for that Variable Account (calculated as of the date of the first monthly payment). The number of such units remain fixed during the annuity period, assuming that the Annuitant makes no exchanges of annuity units for annuity units of another Variable Account or to provide a fixed annuity payment.

         In any subsequent month, for any Contract, we determine the dollar amount of the variable annuity payment derived from each Variable Account by multiplying the number of annuity units of that Variable Account attributable to that Contract by the value of such annuity unit at the end of the valuation period immediately preceding the date of such payment.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Variable Account(s) supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed investment rate referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return of the appropriate Variable Accounts is greater or less than 3.0% per year. For example, for a Contract using only one Variable Account to generate variable annuity payments, if that Variable Account has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, then the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

         We calculate the value of an annuity unit at the same time that we calculate the value of an accumulation unit and we base it on the same values for fund shares and other assets and liabilities. (See "Separate Account Value" in the Prospectus.) The annuity unit value for each Variable Account's first valuation period was set at $100. We calculate the annuity unit value for a Variable Account for each subsequent valuation period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1)  is the accumulation unit value for the current valuation period;
         (2) is the accumulation unit value for the immediately preceding valuation period;
         (3) is the annuity unit value for the immediately preceding valuation period; and
         (4) is a special factor designed to compensate for the assumed investment rate of 3.0% built into the table used to compute the first variable annuity payment.

         The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of several variable annuity payments based on one Variable Account.

                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Accumulation unit value for current
        valuation period (1/1/02).........................................$11.15
2.   Accumulation unit value for immediately
        preceding valuation period (12/1/01)..............................$11.10
3.   Annuity unit value for immediately preceding
        valuation period (12/1/01).......................................$105.00
4.   Factor to compensate for the assumed
        investment rate of 3.0%...........................................0.9975
5.   Annuity unit value of current valuation
        period (1/1/02) ((1) / (2)) x (3) x (4)........................$105.2093

                    ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

Annuity Start Date:  1/1/02

1.   Number of accumulation units at Annuity Start Date...................10,000
2.   Accumulation unit value ...........................................$11.1500
3.   Adjusted Contract Value (1)x(2)....................................$111,500
4.   First monthly annuity payment per $1,000
        of adj. Contract Value.............................................$5.89
5.   First monthly annuity payment (3)x(4) / 1,000 ......................$656.74
6.   Annuity unit value  ..............................................$105.2093
7.   Number of annuity units (5)/(6)......................................6.2422
8.   Assume annuity unit value for second month equal to...............$105.3000
9.   Second monthly annuity payment (7)x(8)..............................$657.30
10.  Assume annuity unit value for third month equal to................$104.9000
11.  Third monthly annuity payment (7)x(10)..............................$654.81

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

         IL Annuity may substitute, eliminate, or combine shares of another portfolio for shares already purchased or to be purchased in the future. No substitution, elimination or combination of shares will take place without the prior approval of the SEC. In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our separate accounts, Variable Accounts may be combined or eliminated, or the assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

         We will continue to pay a Living Benefit under the Visionary Choice Contract and a Maturity Benefit under the Visionary Contract on Premium Payments allocated to an Eligible Variable Account if: the portfolio underlying an Eligible Variable Account changes its investment objective; we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or shares of a portfolio underlying an Eligible Variable

Account are no longer available for investment by the Separate Account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account. (See the Prospectus for your Contract.)

RESOLVING MATERIAL CONFLICTS

         The portfolios currently sell shares to registered separate accounts of insurance companies other than IL Annuity to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the portfolios to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the portfolios. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests in owning a Contract whose Contract Value is allocated to the Separate Account and of persons owning Contracts whose Contract Values are allocated to one or more other separate accounts investing in any one of the portfolios. There is also the possibility that a material conflict may arise between the interests of Contract Owners generally, or certain classes of Contract Owners, and participating qualified retirement plans or participants in such retirement plans.

         We currently do not foresee any disadvantages to you that would arise from the sale of portfolio shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, each management of the portfolios will monitor events related to their portfolio in order to identify any material irreconcilable conflicts that might possibly arise as a result of such portfolio offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies.

         In addition, the management of the portfolios will monitor the portfolios in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable. In the event of such a conflict, the management of the appropriate portfolio would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the portfolios to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the Separate Account's investment in such portfolios, as appropriate. (See the individual portfolio prospectuses for greater detail.)

                     TERMINATION OF PARTICIPATION AGREEMENTS

         The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

THE ALGER AMERICAN FUND.  This agreement provides for termination:

o    on six months' advance written notice by any party;
o at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code");
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of The Alger American Fund (the "Fund") or Fred Alger & Company, Inc. (the "Distributor"), upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either the Fund or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by the Fund or the Distributor if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; or
o on 180 days written notice upon a determination by any party that a material irreconcilable conflict exists.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FUND II. These agreements provide for termination:

o    on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o at the option of either the Fidelity Variable Insurance Products Fund or the Fidelity Variable Insurance Products Fund II (each, the "Fund") or Fidelity Distributors Corporation (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or
o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to the portfolio, by 120 days advance written notice delivered to the other parties; or
o termination by IL Annuity by written notice to the First Eagle SoGen Variable Funds, Inc. ("First Eagle SoGen Fund") and Societe Generale Securities Corporation (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or
o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or

o termination by the First Eagle SoGen Fund or its Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or
o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the First Eagle SoGen Fund or Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; or
o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event that the portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the
     Section 817(h) diversification requirements of the Code; or
o termination by the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or
o termination by either the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity if either one or both of the First Eagle SoGen Fund or its Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or
o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the First Eagle SoGen Fund, its Adviser, or its Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; or
o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts; or
o termination by any party in the event that the First Eagle SoGen Fund's Board of Directors determines that a material irreconcilable conflict exists.

OCC ACCUMULATION TRUST.  This agreement provides for termination:

o    on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o at the option of the OCC Accumulation Trust (the "Fund") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by the Fund or IL Annuity if IL Annuity receives necessary regulatory approvals to substitute shares of another investment company as a funding vehicle for the Contracts;
o    by the Fund upon institution of certain proceedings against IL Annuity;
o at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter;
o by the Fund or IL Annuity upon a determination that certain irreconcilable conflicts exist; or

o at the option of the Fund or IL Annuity, upon the other party's material breach of any provision in the Participation Agreement.

ROYCE CAPITAL FUND.  This agreement provides for termination:

o at the option of IL Annuity or the Royce Capital Fund (the "Fund") upon 180 days' notice;
o at the option of IL Annuity, if the Fund shares are not reasonably available to meet the requirements of the Contracts;
o at the option of IL Annuity, upon the institution of certain formal proceedings against the Fund by the SEC, the National Association of Securities Dealers, Inc. ("NASD"), or any other regulatory body;
o at the option of Royce & Associates, Inc. (the "Advisor of the Fund") or the Fund, upon the institution of certain formal proceedings against IL Annuity by the SEC, the NASD or any other regulatory body;
o in the event the Fund's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;
o at the option of the Adviser of the Fund or the Fund, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;
o at the option of IL Annuity, upon the Fund's unremedied breach of any material provision of this agreement;
o at the option of the Adviser of the Fund or the Fund, upon IL Annuity's unremedied breach of any material provision of this agreement;
o at the option of the Adviser of the Fund or the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;
o in the event this agreement is assigned without the prior written consent of IL Annuity and the Fund.

SAFECO RESOURCE SERIES TRUST. This agreement shall terminate as to the sale and issuance of new Contracts:

o at the option of either IL Annuity or the SAFECO Resources Series Trust (the "Trust"), upon 180 days' advance written notice to the other;
o at the option of IL Annuity, upon ten days' advance written notice to the Trust if shares of the portfolios are not available for any reason to meet the requirements of the Contracts as determined by IL Annuity;
o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust or Adviser by the SEC, NASD, or any other regulatory body;
o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity or the principal underwriter for the Contracts by the SEC, the NASD or any other regulatory body;
o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;
o upon the receipt of any necessary regulatory approvals, or the requisite vote of Contract owners having an interest in the portfolios, to substitute for shares of the portfolios the shares of another investment company in accordance with the terms of the applicable Contracts;

o at the option of the Trust, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;
o at the option of IL Annuity, upon the Trust's unremedied breach of any material provision of this agreement;
o at the option of the Trust, upon IL Annuity's unremedied breach of any material provision of this agreement;
o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;
o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust or Adviser.

T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. These agreements provide for termination:

o    on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o    at the option of either the T. Rowe Price Fixed Income Series, Inc. or the
     T. Rowe Price International Series, Inc. (each, the "Fund") or T. Rowe Price Investment Services, Inc. (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts;
o by Fund or the Underwriter upon institution of certain proceedings against IL Annuity; or
o at IL Annuity's option upon institution of certain administrative proceedings against either Fund or the Underwriter.

VAN ECK WORLDWIDE INSURANCE TRUST.  This agreement provides for termination:

o    on six months' advance written notice by any party;
o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;
o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;
o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;
o at the option of the Van Eck Worldwide Insurance Trust (the "Trust") or Van Eck Associates Corporation (the "Adviser") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity upon a determination that either the Trust or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;
o by IL Annuity, the Adviser or the Trust, upon institution of certain proceedings against the broker-dealers marketing the Contracts, the Adviser or the Trust;
o upon a decision by IL Annuity to substitute the Trust's shares with the shares of another investment company; or
o    upon assignment of the Agreement.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST. This agreement provides for termination:

o at the option of either IL Annuity or the Neuberger Berman Advisers Management Trust ("Trust"), upon 180 days' notice;
o at the option of IL Annuity, upon ten days' notice, if the Trust shares are not reasonably available to meet the requirements of the Contracts;
o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust by the SEC or any other regulatory body;
o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity by the SEC, NASD, or any other regulatory body;
o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;
o at the option of the Trust, if the Contracts cease to qualify, or if the Trust reasonably believes that the Contracts may fail to qualify, as annuity contracts or life insurance contracts, as applicable, under the Code;
o at the option of IL Annuity, upon ten days' written notice to the Trust upon the Trust's unremedied breach of any material provision of this agreement;
o at the option of the Trust, upon ten days' written notice to IL Annuity upon the IL Annuity's unremedied breach of any material provision of this agreement;
o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;
o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust, Managers Trust and N&B Management.

PIMCO VARIABLE INSURANCE TRUST. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to some or all of the portfolios, by three (3) months advance written notice delivered to the other parties;
o termination by IL Annuity by written notice to the PIMCO Variable Insurance Trust (the "Fund") and PIMCO Funds Distributors LLC (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or
o termination by IL Annuity by written notice to the Fund and the Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or
o termination by the Fund or Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or
o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the Fund or Underwriter by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or
o termination by IL Annuity by written notice to the Fund and the Underwriter in the event that any portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or
o termination by the Fund or Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or
o termination by either the Fund or the Underwriter by written notice to IL Annuity if either one or both of the Fund and the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or
o termination by IL Annuity by written notice to the Fund and the Underwriter, if IL Annuity shall determine, in its sole judgment exercised in good faith, that the Fund, Adviser, or the Underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or
o termination by the Fund or the Underwriter by written notice to IL Annuity, if IL Annuity gives the Fund and Underwriter 45 days' written notice of its intention to make other investment vehicles available under the Contracts, and at the time notice was given there was no notice of termination outstanding; or
o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts, provided that IL Annuity give at least 45 days' prior written notice to the Trust and Underwriter of the date of substitution; or
o termination by any party in the event that the Trust's Board of Trustees determines that a material irreconcilable conflict exists.

                                  VOTING RIGHTS

         We determine the number of votes you may cast by dividing your Contract Value in a Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. For each Annuitant, we determine the number of votes attributable to a Variable Account by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the portfolio in which that Variable Account invests. We calculate this liability for future payments on the basis of the mortality assumptions. We use your selected assumed investment rate in determining the number of annuity units of that Variable Account credited to the Annuitant's Contract and annuity unit value of that Variable Account on the date that we determine the number of votes. As we make variable annuity payments to the Annuitant, the liability for future payments decreases as does the number of votes.

         We determine the number of votes available to you or an Annuitant as of the date coincident with the date that the Fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by written communication prior to such meeting in accordance with the Fund's established procedures.

                          SAFEKEEPING OF ACCOUNT ASSETS

         We hold the title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the Variable Accounts.

         An insurance company blanket bond covers our officers and employees. Lloyd's issues the blanket bond to Indianapolis Life Insurance Company and its various subsidiaries. Our bond is in the amount of twenty-five million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                  SERVICE FEES

         We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.25% and is based on the value of portfolio shares held for the Contracts. We may also receive a portion of the 12b-1 fees and service fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.

                          DISTRIBUTION OF THE CONTRACTS

         IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as a distributor for the Contracts. IL Securities is our affiliate and is a wholly-owned subsidiary of Indianapolis Life. IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

         The Contracts are offered in a select qualified plan market. No other new Contracts are offered. However, IL Annuity continues to accept new premium on, process transfers for, and provide administration for existing Contracts. Agents who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of IL Securities or broker-dealers having selling agreements with IL Securities and IL Annuity.

         We pay sales commissions to unaffiliated broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 7.2% of the premium payments. Other commissions of up to 1.25% may also be paid. The entire amount of the sales commission is passed through IL Securities to broker-dealers who sell the Contracts. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. In addition, we may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances.

         We may also pay up to 2.50% of premium payments to IL Securities to compensate it for certain distribution expenses. IL Securities' operating and other expenses are paid for by Indianapolis Life. IL Securities receives Rule 12b-1 fees and service fees assessed against certain portfolio shares held for the Contracts as compensation for providing shareholder support services. IL Securities will also receive additional compensation from some portfolios based on the value of the portfolio shares held for the Contracts in exchange for providing distribution and support services to the portfolios.

         We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives or payments, are not charged directly to Contract owners of the Separate Account.

         IL Securities received and retained $1,119,305.76 in underwriting commissions during the fiscal year 2001, $1,489,369 in underwriting commissions during the fiscal year 2000, and $1,169,543 in underwriting commissions during the fiscal year 1999.

                                  LEGAL MATTERS

         Michael H. Miller, Esq., General Counsel, IL Annuity and Insurance Company, has passed upon all matters relating to Kansas law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

         The balance sheets of IL Annuity and Insurance Company as of December 31, 2001 and 2000 and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2001, and the statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 2001, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business for Ernst & Young, LLP, is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                                OTHER INFORMATION

         We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS